8. Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories
	2015	2014
	US$’000	US$’000

Raw materials	131	146
Work in progress	39	38
Finished goods	387	359

	557	543

ZHEJIANG JIAHUAN
Inventories
	2015	2014
	RMB’000	RMB’000

Raw materials	5,603	3,763
Work in progress	7,840	9,840
Finished goods	8,020	18,646

	21,463	32,249

ZHEJIANG TIANLAN
Inventories
	2015	2014
	RMB’000	RMB’000

Raw materials	6,586	9,121
Work in progress	5,525	6,360
Finished goods	-	573

	12,111	16,054